UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bonanza Capital, Ltd.

Address:  300 Crescent Court
          Suite 250
          Dallas, Texas 75201


13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Bernay Box
Title:    President of Bonanza Fund Management, Inc.,
           the general partner of Bonanza Capital, Ltd.
Phone:    214-303-3900


Signature, Place and Date of Signing:

 /s/ Bernay Box                Dallas, Texas                  August 14, 2008
-----------------------     --------------------------    ----------------------
       [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $196,865
                                         (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11390 Bonanza Master Fund, Ltd.



                                                     FORM 13F INFORMATION TABLE

                                                        Bonanza Capital, Ltd.
                                                            June 30, 2008


                               TITLE OF                      VALUE       SHRS OR  SH/ PUT/   INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)      PRN AMT  PRN CALL   DSCRTN  MGRS   SOLE        SHARED  NONE

ADVANTA CORP                   CL B            007942204    1,978,834     314,600 SH         Sole             314,600
AMPCO PITTSBURGH CORP          COM             032037103    4,145,536      93,200 SH         Sole              93,200
BLUEPHOENIX SOLUTIONS LTD      SHS             M20157109    2,901,534     629,400 SH         Sole             629,400
CONTANGO OIL & GAS COMPANY     COM NEW         21075N204   21,557,440     232,000 SH         Sole             232,000
ELECTRO OPTICAL SCIENCES INC   COM             285192100   12,615,254   1,646,900 SH         Sole           1,646,900
ENDWAVE CORP                   COM NEW         29264A206    1,778,000     280,000 SH         Sole             280,000
EUROSEAS LTD                   COM NEW         Y23592200   10,632,352     819,765 SH         Sole             819,765
GREENFIELD ONLINE INC          COM             395150105    3,133,200     210,000 SH         Sole             210,000
GRUBB & ELLIS CO               COM PAR $0.01   400095204    3,080,000     800,000 SH         Sole             800,000
HALOZYME THERAPEUTICS INC      COM             40637H109    5,380,000   1,000,000 SH         Sole           1,000,000
HAYNES INTERNATIONAL INC       COM NEW         420877201    6,330,500     110,000 SH         Sole             110,000
INFINITY PHARMACEUTICALS INC   COM             45665G303    1,803,200     230,000 SH         Sole             230,000
INTERSECTIONS INC              COM             460981301    4,641,971     424,700 SH         Sole             424,700
INVERNESS MED INNOVATIONS IN   COM             46126P106    4,643,800     140,000 SH         Sole             140,000
KHD HUMBOLDT WEDAG INTL LTD    COM             482462108    8,733,810     277,000 SH         Sole             277,000
LUMINEX CORP DEL               COM             55027E102    5,137,500     250,000 SH         Sole             250,000
MAUI LD & PINEAPPLE INC        COM             577345101    5,153,750     175,000 SH         Sole             175,000
MEDCATH CORP                   COM             58404W109    7,192,000     400,000 SH         Sole             400,000
MENS WEARHOUSE INC             COM             587118100    3,258,000     200,000 SH         Sole             200,000
NEWFIELD EXPL CO               COM             651290108    6,525,000     100,000 SH         Sole             100,000
OPNEXT INC                     COM             68375V105    7,532,000   1,400,000 SH         Sole           1,400,000
OUTDOOR CHANNEL HLDGS INC      COM NEW         690027206    3,032,810     434,500 SH         Sole             434,500
PETRO RES CORP                 COM             71646K106    1,157,850     450,000 SH         Sole             450,000
PETROHAWK ENERGY CORP          COM             716495106   13,893,000     300,000 SH         Sole             300,000
RIGEL PHARMACEUTICALS INC      COM NEW         766559603    3,965,500     175,000 SH         Sole             175,000
SHOE CARNIVAL INC              COM             824889109    1,647,063     139,700 SH         Sole             139,700
SILVERLEAF RESORTS INC         COM             828395103    5,240,475   2,329,100 SH         Sole           2,329,100
SKECHERS U S A INC             CL A            830566105    3,952,000     200,000 SH         Sole             200,000
TEGAL CORP                     COM NEW         879008209    2,123,075     512,820 SH         Sole             512,820
TELULAR CORP                   COM NEW         87970T208    7,263,986   1,901,567 SH         Sole           1,901,567
THERMAGE INC                   COM             88343R101      929,500     325,000 SH         Sole             325,000
THINKORSWIM GROUP INC          COM             88409C105   12,161,250   1,725,000 SH         Sole           1,725,000
TRIDENT MICROSYSTEMS INC       COM             895919108    1,595,780     437,200 SH         Sole             437,200
WELLCARE HEALTH PLANS INC      COM             94946T106   11,748,750     325,000 SH         Sole             325,000



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